Capital and Reserves (Details)											6 Months Ended		12 Months Ended
	Sep. 19, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 15, 2023 USD ($) shares	Dec. 15, 2023 SFr / shares shares	Dec. 07, 2023 USD ($)	Dec. 07, 2023 SFr / shares	Jul. 10, 2023 $ / shares shares	Jul. 10, 2023 SFr / shares shares	May 01, 2023 SFr / shares shares	Dec. 05, 2022 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares SFr / shares	Jun. 15, 2024 USD ($)
Capital and Reserves [Line Items]
Public offering price (in Dollars per share) | $ / shares	$ 0.72						$ 9
Exercise price | SFr / shares								SFr 8
Gross proceeds from offering (in Dollars) | $	$ 3,991,410	$ 5,000,000
Prefunded warrants exercised											883,556
Pre-funded warrants exercised amount (in Dollars) | $												$ 2,643,956
Prefunded warrants outstanding											4,295,000
Pre-funded warrants gross proceeds (in Dollars) | $											$ 4,000,000
Related transaction costs (in Dollars) | $		718,767									$ 664,618			$ 718,767	$ 718,767
Fair value assumptions volatility											99.60%			107.34%
Annual risk free rate											3.62%			4.25%
Fair value of warrants issued (in Dollars) | $											$ 5,573,321			$ 4,660,305
Public offering							43,750	43,750
Pre-funded warrants							511,806	511,806
Warrants to purchase common shares							555,556	555,556
Warrants granted							36,113	36,113
Strike price (in Francs per share) | (per share)								SFr 10			$ 0.05
Exercise period							5 years	5 years
Conversion price (in Francs per share) | SFr / shares															$ 8
Issued price per share (in Francs per share) | SFr / shares				SFr 6.656
Fair value warrants issued (in Dollars) | $			$ 196,127
Common Shares [Member]
Capital and Reserves [Line Items]
Number of public offering shares	377,000
Purchase of common shares			81,274
Share issued											5,715,472		4,662,080
Issued price per share (in Francs per share) | SFr / shares				SFr 6.656
Top of Range [Member]
Capital and Reserves [Line Items]
Fair value assumptions volatility			113.40%
Annual risk free rate			5.40%
Warrants maturity			2 years
Bottom of Range [Member]
Capital and Reserves [Line Items]
Fair value assumptions volatility			115.00%
Annual risk free rate			4.70%
Warrants maturity			6 months
HCW Sales Agreement [Member]
Capital and Reserves [Line Items]
Share issued												637,460
Gross proceeds of shares from sales agreement (in Dollars) | $												$ 1,660,000
FiveT Investment Management Ltd. [Member]
Capital and Reserves [Line Items]
Purchase of common shares									81,274
Exercise period									5 years
Par value per common share | SFr / shares									SFr 30.76
Common shares sold									443,294
Average price per share (in Francs per share) | SFr / shares									SFr 5.07
FiveT IM [Member]
Capital and Reserves [Line Items]
Weighted average price percentage					90.00%
Exercise price (in Francs per share) | SFr / shares						SFr 6.656
FiveT IM [Member] | Common Shares [Member]
Capital and Reserves [Line Items]
Proceeds from yielding (in Dollars) | $					$ 614,896
Lincoln Park Capital Fund, LLC [Member]
Capital and Reserves [Line Items]
Share issued													1,286,279
Gross proceeds of shares from sales agreement (in Dollars) | $													$ 1,720,930	$ 854,475
Common shares subscribed (in Dollars) | $										$ 10,000,000
Sale of common stock														17,500
Pre-funded warrants [Member]
Capital and Reserves [Line Items]
Number of public offering shares	5,178,556
Pre-funded warrants exercised amount (in Dollars) | $											$ 1,767
Series A-1 common warrants [Member]
Capital and Reserves [Line Items]
Purchase of common shares	5,555,556
Exercise price | $ / shares	$ 0.72
Series A-2 common warrants [Member]
Capital and Reserves [Line Items]
Purchase of common shares	5,555,556
Warrants [Member]
Capital and Reserves [Line Items]
Exercise price | $ / shares	$ 0.72
Pre-funded warrants exercised amount (in Dollars) | $		$ 112,597
Share issued			81,274	81,274
Exercise of warrants														555,556
Revaluation gain from derivative financial instruments (in Dollars) | $					$ 16,768
Common Warrants [Member]
Capital and Reserves [Line Items]
Par value per common share | $ / shares		$ 0.72												$ 0.72	$ 0.72
Equity Incentive Plan [Member]
Capital and Reserves [Line Items]
Share issued											1,053,392
Market rate price per share (in Dollars per share) | $ / shares											$ 0.05
Share Premium [Member] | Bottom of Range [Member]
Capital and Reserves [Line Items]
Proportionate fair value of other reserves to share premium (in Dollars) | $																$ 45,774
Share Premium [Member] | Lincoln Park Capital Fund, LLC [Member] | Common Shares [Member]
Capital and Reserves [Line Items]
Share issued										2,500